Background and Description of the Business (Details)		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2015 segment facility $ / shares	Jun. 23, 2015 $ / shares
Segment Reporting Information [Line Items]
Number of reportable segments | segment		3
Number of facilities		35
Common stock , par value (USD per share) | $ / shares		$ 0.01	$ 0.01
Spin off transaction distribution ratio	0.2
DuPont [Member]
Segment Reporting Information [Line Items]
Common stock , par value (USD per share) | $ / shares			$ 0.30
Operating Segments [Member]
Segment Reporting Information [Line Items]
Number of facilities		1
Titanium Technologies [Member]
Segment Reporting Information [Line Items]
Number of facilities		5
Fluoroproducts [Member]
Segment Reporting Information [Line Items]
Number of facilities		16
Chemical Solutions [Member]
Segment Reporting Information [Line Items]
Number of facilities		13